Accounts Payable (Tables)	12 Months Ended
Dec. 31, 2022
Trade and other current payables [abstract]
Schedule of accounts payable and accrued liabilities
15. ACCOUNTS PAYABLE AND ACCRUED LIABILITIES

Accounts payable and accrued liabilities consist of:

	December 31, 2022	December 31, 2021
Trade accounts payable(1)	$88,808	$77,461
Royalty payables	20,886	24,113
Other accounts payable and accrued liabilities	111,282	107,207
Payroll and severance liabilities	66,608	64,968
Value added tax liabilities	8,508	12,006
Other tax payables	11,962	20,332
	$308,054	$306,087
(1)No interest is charged on the trade accounts payable ranging from 30 to 60 days from the invoice date. The Company has policies in place to ensure that all payables are paid within the credit terms.